INCOME TAX STATUS (Details) - Reliance, Inc. Master 401(k) Plan	12 Months Ended
Dec. 31, 2025
INCOME TAX STATUS
Determination letter obtained	true
Determination letter date	Jun. 13, 2019
Tax qualification status	us-gaap:QualifiedPlanMember